FORM N-SAR
SEMI-ANNUAL REPORT FOR
REGISTERED INVESTMENT COMPANIES




Report for six-month period ending:        /    /       (a)
Or fiscal year ending:                  12/31/06        (b)

Is this a transition report?  (Y/N)        N

Is this an amendment to a previous filing?  (Y/N)         N

Those items or sub-items with a box "?" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:   MetLife of CT Fund UL III for Variable Life Insurance
   B. File Number:  811-09215
   C. Telephone Number: (617) 578-3031

2. A. Street:  One Cityplace
   B. City:  Hartford      C.  CT         D.  Zip Code:  06103     Zip Ext:
   E. Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)  N

4. Is this the last filing on this form by Registrant?  (Y/N)   N

5. Is Registrant a small business investment company (SBIC)?  (Y/N)  [If
   answer is "Y" (Yes), complete only Items 89 through 110.]   N

6. Is Registrant a unit investment trust (UIT)?  (Y/N)  [If answer is "Y"
   (Yes), complete only Items 111 through 132.]        Y

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to Item 8.]

   B. How many separate series or portfolios did Registrant have at end of the period?



PAGE NUMBER:  01

For period ending 12/31/06              If filing more than one
File Number 811-09215                   Page 47, "X" box:  ?



UNIT INVESTMENT TRUSTS

111.    A.      Depositor Name: MetLife Insurance Company of Connecticut
        B.      File Number (if any):812-9202
        C.      City:  Hartford     State: CT   Zip Code:06103          Zip Ext:
                Foreign Country:                Foreign Postal Code:

111.    A.      Depositor Name:
        B.      File Number (if any):
        C.      City:          State:           Zip Code:       Zip Ext:
                Foreign Country:                Foreign Postal Code:

112.    A.      Sponsor Name:
        B.      File Number (if any):
        C.      City:   State:  Zip Code:       Zip Ext:
                Foreign Country:                Foreign Postal Code:

112.    A.      Sponsor Name:
        B.      File Number (if any):
        C.      City:   State:  Zip Code:       Zip Ext:
                Foreign Country:                Foreign Postal Code:



















PAGE NUMBER:  47
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For period ending 12/31/06              If filing more than one
File Number 811-09215                   Page 48, "X" box:  ?



111.    A.     Trustee Name:
        B.     City:   State:  Zip Code:       Zip Ext:
               Foreign Country:                Foreign Postal Code:

113.    A.     Trustee Name:
        B.     City:   State:  Zip Code:       Zip Ext:
               Foreign Country:                Foreign Postal Code:

114.    A.     Principal Underwriter Name:MetLife Investors Distribution Company
        B.     File Number: 8-17973
        C.     City:   Irvine   State: CA      Zip Code: 92614 Zip Ext:
               Foreign Country:                Foreign Postal Code:

114.    A.     Principal Underwriter Name:
        B.     File Number:
        C.     City:   State:  Zip Code:       Zip Ext:
               Foreign Country:                Foreign Postal Code:

115.    A.     Independent Public Accountant Name:Deloitte & Touche LLP
        B.     City:Tampa      State:FL        Zip Code:33602  Zip Ext:5827
               Foreign Country:                Foreign Postal Code:

115.    A.     Independent Public Accountant Name:
        B.     City:   State:  Zip Code:       Zip Ext:
               Foreign Country:                Foreign Postal Code:















PAGE NUMBER:  48

For period ending 12/31/06              If filing more than one
File Number 811-09215                   Page 49, "X" box:  ?

116. Family of investment companies' information:

        A.     Is Registrant part of a family of investment companies?
               (Y/N)

        B.     Identify the family in 10 letters:_M E T L I F E C O S
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117     A.     Is Registrant a separate account of an insurance company?
               (Y/N)

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

        B. Variable annuity contracts?  (Y/N)

        C. Scheduled premium variable life contracts?  (Y/N)

        D. Flexible premium variable life contracts?  (Y/N)

        E. Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.


119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.

120. State the total value of the portfolio securities on the date of deposit for the new series included in Item 119 ($000's omitted).

121. State the number of series for which a current prospectus was in existence at the end of the period.

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.


PAGE NUMBER:  49

For period ending 12/31/06              If filing more than one
File Number 811-09215                   Page 50, "X" box:  ?

123.    State the total value of the additional units considered in answering
        Item 122 ($000's omitted).

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted).

126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted).

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                        Number        Total Assets       Total Income
                        of Series     ($000's            Distributions
                        Investing     omitted)           ($000's omitted)

A. U.S. Treasury direct issue

B. U.S. Government agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers' or dealers' debt
   or debt of brokers' or
   dealers' parent

F. All other corporate
   intermediate and long-term
   debt

G. All other corporate short-
   term debt

H. Equity securities of
   brokers or dealers or
   parents of brokers or
   dealers

I. Investment company
   equity securities

J. All other equity securities      1           $1,392,947              $30,807

K. Other securities

L. Total assets of all series
   of registrant                                $1,392,947              $30,807




PAGE NUMBER:  50
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For period ending 12/31/06              If filing more than one
File Number 811-09215                   Page 51, "X" box:  ?



128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) [If answer is "N" (No), go to Item 131.]

129. Is the issuer of any instrument covered in Item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) [If answer is "N" (No), go to Item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in Item 129 derived from insurance or guarantees? (Y/N)

131.    Total expenses incurred by all series of Registrant during the
        current reporting period ($000's omitted):         $2,740

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-    811-    811-    811-    811-    811-    811-

811-    811-    811-    811-    811-    811-    811-

811-    811-    811-    811-    811-    811-    811-

811-    811-    811-    811-    811-    811-    811-

811-    811-    811-    811-    811-    811-    811-

811-    811-    811-    811-    811-    811-    811-


PAGE NUMBER:  51

Signature Page


The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).


City of:  Hartford         State of:  Connecticut       Date:  February 23, 2007

Name of Registrant, Depositor, or Trustee:
 MetLife of CT Fund UL III for Variable Life Insurance

/S/ Bennett D. Kleinberg
By (Name and Title)
Bennett D. Kleinberg
Vice President and Actuary
MetLife Insurance Company of Connecticut

/S/  Mark S. Reilly
Witness (Name and Title)
Mark S. Reilly
Vice President
MetLife Insurance Company of Connecticut